Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity security - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 88,692		¥ 96,714
Accumulated impairments and downward adjustments	(16,429)		(16,171)
Accumulated upward adjustments	2,680		¥ 2,201
Impairments and downward adjustments	(780)	¥ (90)
Upward adjustments	¥ 634	¥ 956